Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Cirrus Aircraft Ltd.	40,600	$262,625
Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)	162,400	238,996
Automobile Components — 2.9%
Launch Tech Co. Ltd., Class H(c)	87,000	90,127
Minth Group Ltd.	446,000	1,956,192
Nexteer Automotive Group Ltd.	522,000	395,779
Tianneng Power International Ltd.	372,000	366,579
Weifu High-Technology Group Co. Ltd., Class B	92,800	170,056
		2,978,733
Automobiles — 1.1%
BAIC Motor Corp. Ltd., Class H(a)(b)(c)	1,044,068	290,334
Brilliance China Automotive Holdings Ltd.	1,740,000	855,668
		1,146,002
Banks — 0.3%
Bank of Zhengzhou Co. Ltd., Class H(a)(c)	928,000	140,649
China Bohai Bank Co. Ltd., Class H(a)(b)	1,595,000	198,924
		339,573
Beverages — 0.3%
China Foods Ltd.	464,000	238,388
China Huiyuan Juice Group Ltd., NVS(d)	81,000	—
Yantai Changyu Pioneer Wine Co. Ltd., Class B	121,800	127,282
		365,670
Biotechnology — 9.4%
Abbisko Cayman Ltd.(b)	290,000	534,319
Alphamab Oncology(a)(b)	290,000	401,024
Ascentage Pharma Group International(a)(b)	162,400	1,343,615
Ascletis Pharma Inc.(a)(b)	145,000	273,363
CanSino Biologics Inc., Class H(a)(b)	58,000	296,903
CARsgen Therapeutics Holdings Ltd.(a)(b)	232,000	519,369
CStone Pharmaceuticals(a)(b)(c)	638,000	502,777
CTEG, NVS(d)	600,000	1
Duality Biotherapeutics Inc.(b)(c)	15,300	681,243
Everest Medicines Ltd.(a)(b)	154,386	937,153
InnoCare Pharma Ltd., Class H(a)(b)	468,000	892,883
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	226,200	232,171
Keymed Biosciences Inc.(a)(b)	119,500	959,794
Lepu Biopharma Co. Ltd., Class H(a)(b)	522,000	382,883
Nanjing Leads Biolabs Co. Ltd., Class H(b)	17,400	118,978
Shandong BoAn Biotechnology Co. Ltd., Class H(b)	127,600	169,304
Shanghai Henlius Biotech Inc., Class H(a)(b)	33,300	295,876
Zai Lab Ltd.(b)(c)	591,600	1,210,485
		9,752,141
Building Products — 0.3%
China Lesso Group Holdings Ltd., Class L	580,000	331,556
Capital Markets — 2.0%
Central China Securities Co. Ltd., Class H	638,000	188,074
China Everbright Ltd.(c)	526,000	604,844
JF SmartInvest Holdings Ltd.(c)	67,500	477,213
Noah Holdings Ltd., ADR	23,200	235,712
Up Fintech Holding Ltd., ADR(b)	65,076	573,970
		2,079,813
Chemicals — 3.8%
China BlueChemical Ltd., Class H	928,000	290,470
China Risun Group Ltd.(c)	696,000	198,457
China XLX Fertiliser Ltd.	406,000	436,907
Security	Shares	Value
Chemicals (continued)
Dongyue Group Ltd.	754,000	$1,057,499
Fufeng Group Ltd.(c)	730,600	754,235
Global New Material International Holdings Ltd.(b)(c)	449,000	462,726
Huabao International Holdings Ltd.	464,000	213,953
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	243,693	170,352
Sinofert Holdings Ltd.	1,864,000	366,959
Untrade.Lumena Newmat, NVS(b)(d)	21,700	—
		3,951,558
Commercial Services & Supplies — 1.9%
Binjiang Service Group Co. Ltd.	49,359	153,019
China Everbright Environment Group Ltd.(c)	2,146,000	1,385,345
Dynagreen Environmental Protection Group Co. Ltd., Class H	232,000	160,106
Tuhu Car Inc.(a)(b)	110,200	243,878
		1,942,348
Construction & Engineering — 2.2%
China Conch Venture Holdings Ltd.	841,000	1,104,469
Greentown Management Holdings Co. Ltd.(a)(c)	348,000	134,144
Sinopec Engineering Group Co. Ltd., Class H	841,000	793,941
Xinte Energy Co. Ltd., Class H(b)	232,000	220,920
		2,253,474
Construction Materials — 1.0%
BBMG Corp., Class H	1,396,000	141,921
China Resources Building Materials Technology Holdings Ltd.	1,392,000	290,334
CSG Holding Co. Ltd., Class B	638,047	148,384
MH Development NPV, NVS(d)	112,000	—
West China Cement Ltd.(c)	1,130,000	441,753
		1,022,392
Consumer Finance — 0.9%
FinVolution Group, ADR	57,304	285,947
Lufax Holding Ltd., ADR(b)	151,438	378,595
Yixin Group Ltd.(a)	1,015,000	317,035
		981,577
Consumer Staples Distribution & Retail — 2.1%
Chongqing Hongjiu Fruit Co. Ltd., Class H(b)(d)	211,280	20,068
East Buy Holding Ltd.(a)(b)	261,000	658,049
Guoquan Food Shanghai Co. Ltd., Class H	394,400	187,673
Ping An Healthcare and Technology Co. Ltd.(a)	510,400	968,382
Sun Art Retail Group Ltd.(c)	1,392,000	288,339
		2,122,511
Distributors — 0.5%
China Tobacco International HK Co. Ltd.	116,000	525,805
Diversified Consumer Services — 1.5%
Beauty Farm Medical And Health Industry Inc.	41,000	132,706
China East Education Holdings Ltd.(a)	348,000	282,972
China Education Group Holdings Ltd.(c)	638,000	229,884
Fenbi Ltd.(b)	783,000	321,940
Fu Shou Yuan International Group Ltd.(c)	812,000	304,811
Tianli International Holdings Ltd.(c)	739,000	230,651
		1,502,964
Diversified REITs — 0.2%
Yuexiu REIT	1,508,000	170,651
Electrical Equipment — 1.0%
C Fiber Optic, NVS(d)	181,600	—
Harbin Electric Co. Ltd., Class H	392,000	718,798
REPT BATTERO Energy Co. Ltd., Class H(b)	185,600	330,192
Trony Solar Holdings Co. Ltd., NVS(d)	216,000	—
		1,048,990

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 3.9%
Anxin-China Holdings Ltd., NVS(d)	672,000	$1
BOE Varitronix Ltd.(c)	232,000	145,090
FIH Mobile Ltd.(b)(c)	174,000	425,192
Kingboard Holdings Ltd.	350,000	1,172,514
Kingboard Laminates Holdings Ltd.	551,000	805,465
Q Technology Group Co. Ltd.	290,000	342,428
RoboSense Technology Co. Ltd.(b)(c)	156,600	663,860
Wasion Holdings Ltd.	286,000	517,531
		4,072,081
Energy Equipment & Services — 0.2%
Dalipal Holdings Ltd.(b)(c)	232,000	190,710
Entertainment — 3.5%
Boyaa Interactive International Ltd.	232,000	120,448
Damai Entertainment Holdings Ltd.(b)(c)	6,960,000	799,789
iQIYI Inc., ADR(b)(c)	278,226	609,315
Maoyan Entertainment(a)(c)	243,600	216,745
NetDragon Websoft Holdings Ltd.	174,000	254,086
SMI Holdings Group Ltd., NVS(d)	267,200	—
XD Inc.	174,000	1,585,957
		3,586,340
Financial Services — 0.9%
CSSC Hong Kong Shipping Co. Ltd.	928,000	248,123
Lianlian DigiTech Co. Ltd., Class H(b)	116,000	102,059
SY Holdings Group Ltd.(c)	319,000	426,061
Yeahka Ltd.(b)	116,000	119,045
		895,288
Food Products — 1.7%
China Modern Dairy Holdings Ltd.(c)	1,624,000	280,034
China Youran Dairy Group Ltd.(a)(b)	812,000	455,395
COFCO Joycome Foods Ltd.(b)(c)	1,624,000	344,796
Star Plus Legend Holdings Ltd., Class H(b)(c)	145,000	128,133
Yihai International Holding Ltd.(c)	290,820	464,652
Zhou Hei Ya International Holdings Co. Ltd.(a)	522,000	113,506
		1,786,516
Gas Utilities — 0.5%
Towngas Smart Energy Co. Ltd.(c)	638,000	319,364
Zhongyu Energy Holdings Ltd.(c)	464,000	175,215
		494,579
Ground Transportation — 0.8%
ANE Cayman Inc.	406,000	602,985
Guangshen Railway Co. Ltd.	812,000	228,643
		831,628
Health Care Equipment & Supplies — 3.7%
AK Medical Holdings Ltd.(a)(c)	270,000	193,307
Angelalign Technology Inc.(a)	34,800	278,783
Kangji Medical Holdings Ltd.(c)	203,000	239,877
Lifetech Scientific Corp. (b)(c)	1,972,000	487,237
MicroPort NeuroScientific Corp.	138,000	185,530
Microport Scientific Corp.(b)(c)	562,600	813,480
Shanghai Conant Optical Co. Ltd., Class H(c)	116,000	725,431
Shanghai MicroPort MedBot Group Co. Ltd., Class H(b)	203,000	588,897
Untrade Hosa International Ltd., NVS(d)	220,000	—
Zylox-Tonbridge Medical Technology Co. Ltd., Class H(a)	87,000	281,007
		3,793,549
Health Care Providers & Services — 2.1%
Adicon Holdings Ltd.(b)	145,000	101,687
China Resources Medical Holdings Co. Ltd.(c)	493,000	208,020
Genertec Universal Medical Group Co. Ltd.(a)	493,000	397,031
Security	Shares	Value
Health Care Providers & Services (continued)
Gushengtang Holdings Ltd.	92,800	$357,153
Hygeia Healthcare Holdings Co. Ltd., Class C(a)(b)(c)	220,400	358,527
Jiangxi Rimag Group Co. Ltd., Class H(b)	116,000	212,534
Jinxin Fertility Group Ltd.(a)(b)(c)	1,305,000	401,744
YSB Inc.	150,800	136,276
		2,172,972
Health Care Technology — 0.5%
Medlive Technology Co. Ltd.(a)(c)	107,000	140,995
UNTRADE NH HEALTH(d)	132,000	155,827
Yidu Tech Inc. (a)(b)	377,000	250,493
		547,315
Hotels, Restaurants & Leisure — 2.5%
Atour Lifestyle Holdings Ltd., ADR	19,952	765,558
China Travel International Investment Hong Kong Ltd.(b)(c)	1,130,000	203,608
DPC Dash Ltd.(b)(c)	52,200	514,108
Haichang Ocean Park Holdings Ltd.(a)(b)(c)	1,972,000	177,264
Sichuan Baicha Baidao Industrial Co. Ltd., Class H	174,000	158,968
TravelSky Technology Ltd., Class H	528,000	716,041
		2,535,547
Household Durables — 1.1%
Chervon Holdings Ltd.	92,800	225,395
Skyworth Group Ltd.(b)(c)	366,000	188,398
TCL Electronics Holdings Ltd.	580,000	763,395
		1,177,188
Household Products — 0.2%
Blue Moon Group Holdings Ltd.(a)(c)	696,000	249,676
Independent Power and Renewable Electricity Producers — 1.2%
Beijing Jingneng Clean Energy Co. Ltd., Class H	928,000	283,903
CGN New Energy Holdings Co. Ltd.	812,000	274,531
China Datang Corp. Renewable Power Co. Ltd., Class H	1,450,000	423,185
Xinyi Energy Holdings Ltd.(c)	1,508,000	229,061
		1,210,680
Industrial Conglomerates — 0.6%
Chongqing Machinery & Electric Co. Ltd., Class H	580,000	149,436
Shanghai Industrial Holdings Ltd.	241,632	475,105
		624,541
Insurance — 1.2%
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	626,400	1,241,771
Interactive Media & Services — 2.4%
Hello Group Inc., ADR	69,716	485,223
JOYY Inc., ADR	16,356	1,032,391
Newborn Town Inc.(b)	348,000	424,167
Weibo Corp., Class A	51,054	511,008
		2,452,789
IT Services — 3.3%
Chinasoft International Ltd.	1,306,000	881,473
INESA Intelligent Tech Inc., Class B	197,242	126,039
Kingsoft Cloud Holdings Ltd.(b)	1,624,980	1,315,859
National Agricultural Holdings Ltd., NVS(d)	108,900	—
Vnet Group Inc., ADR(b)(c)	84,912	759,113
WellCell Holdings Co. Ltd.(b)(c)	152,000	281,728
		3,364,212
Life Sciences Tools & Services — 0.1%
Joinn Laboratories China Co. Ltd., Class H(a)	63,800	136,615
Machinery — 2.6%
China Yuchai International Ltd.	5,510	197,037

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
CIMC Enric Holdings Ltd.	349,193	$358,358
First Tractor Co. Ltd., Class H	232,000	219,618
LK Technology Holdings Ltd.(c)	290,491	125,424
Lonking Holdings Ltd.	1,160,000	439,019
Precision Tsugami China Corp. Ltd.	76,000	312,623
Sany Heavy Equipment International Holdings Co. Ltd.	638,000	596,841
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	145,005	227,906
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	667,040	180,768
		2,657,594
Media — 0.4%
Qunabox Group Ltd.(b)	46,400	195,203
Xinhua Winshare Publishing and Media Co. Ltd., Class H	174,000	234,180
		429,383
Metals & Mining — 2.7%
China Metal Recycling Holdings Ltd., NVS(d)	184,800	—
Jinchuan Group International Resources Co. Ltd.(b)(c)(d)	1,372,000	95,865
Lingbao Gold Group Co. Ltd., Class H(c)	257,000	543,173
Maanshan Iron & Steel Co. Ltd., Class H(b)	812,000	261,207
Shougang Fushan Resources Group Ltd.(c)	1,160,000	434,036
Tiangong International Co. Ltd.(c)	812,000	328,636
Tongguan Gold Group Ltd.	1,064,000	385,384
Untrade Real Gold Mining, NVS(d)	126,000	—
Wanguo Gold Group Ltd.	608,000	621,615
Xinjiang Xinxin Mining Industry Co. Ltd., Class H	464,000	123,134
Youyuan International Holdings Ltd., NVS(d)	120,000	—
		2,793,050
Oil, Gas & Consumable Fuels — 1.4%
CGN Mining Co. Ltd.(c)	1,740,000	672,267
China Qinfa Group Ltd.	580,000	217,528
Kinetic Development Group Ltd.	1,508,000	306,323
Sinopec Kantons Holdings Ltd.(c)	464,000	247,595
		1,443,713
Paper & Forest Products — 1.1%
China Forestry Holdings Co. Ltd., NVS(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.	754,000	303,783
Nine Dragons Paper Holdings Ltd.(b)	986,000	796,932
Qunxing Paper Holdings Co. Ltd., NVS(d)	148,000	—
Superb Summit International Group Ltd., NVS(d)	2,975	—
		1,100,715
Personal Care Products — 0.4%
Shanghai Chicmax Cosmetic Co. Ltd., Class H	40,600	455,184
Pharmaceuticals — 7.6%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	135,000	154,381
China Animal Healthcare Ltd., NVS(d)	140,000	—
China Medical System Holdings Ltd.(c)	700,000	1,198,811
China Resources Pharmaceutical Group Ltd.(a)	1,102,000	678,843
China Shineway Pharmaceutical Group Ltd.	174,000	196,118
China Traditional Chinese Medicine Holdings Co. Ltd.	1,740,000	521,429
Consun Pharmaceutical Group Ltd.	234,000	446,628
Grand Pharmaceutical Group Ltd., Class L(c)	725,000	766,596
Hua Han Health Industry Holdings Ltd., NVS(d)	505,580	1
HUTCHMED China Ltd.(b)(c)	330,165	956,646
Luye Pharma Group Ltd. (a)(b)(c)	1,305,000	517,760
Ocumension Therapeutics(a)(b)(c)	203,000	214,757
Sihuan Pharmaceutical Holdings Group Ltd.	2,552,000	443,882
Simcere Pharmaceutical Group Ltd.(a)	522,000	914,848
SSY Group Ltd.(c)	688,000	271,615
Sunshine Lake Pharma Co. Ltd., Class H(b)(c)	63,870	381,465
Security	Shares	Value
Pharmaceuticals (continued)
Tong Ren Tang Technologies Co. Ltd., Class H	348,000	$212,019
		7,875,799
Real Estate Management & Development — 8.6%
A-Living Smart City Services Co. Ltd., Class H(a)	406,000	125,405
C&D Property Management Group Co. Ltd.	348,000	120,059
China Jinmao Holdings Group Ltd.	3,132,000	556,708
China Overseas Grand Oceans Group Ltd.	1,044,000	319,537
China Overseas Property Holdings Ltd.	760,000	483,164
Country Garden Services Holdings Co. Ltd.	1,276,000	1,048,785
Evergrande Property Services Group Ltd.(a)(b)	3,219,000	588,697
Greentown China Holdings Ltd.(c)	580,000	663,099
Greentown Service Group Co. Ltd., Class L	812,000	468,996
Hopson Development Holdings Ltd.(b)	661,224	257,334
K Wah International Holdings Ltd.	754,000	212,499
Onewo Inc., Class H	133,400	347,196
Poly Property Group Co. Ltd.(c)	1,218,000	300,785
Poly Property Services Co. Ltd., Class H	92,800	418,980
Radiance Holdings Group Co. Ltd., Class L(b)(c)	464,000	133,497
Seazen Group Ltd.(b)	1,392,000	383,265
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	156,683	117,042
Shenzhen Investment Ltd.(b)(c)	1,508,000	172,632
Shoucheng Holdings Ltd.(c)	1,741,600	460,281
Shui On Land Ltd.	2,059,000	190,839
Sunac China Holdings Ltd.(b)(c)	5,046,000	892,296
Sunac Services Holdings Ltd.(a)(c)	986,000	194,300
Yuexiu Property Co. Ltd.(c)	812,000	471,878
		8,927,274
Semiconductors & Semiconductor Equipment — 1.6%
Black Sesame International Holding Ltd., Class H(b)(c)	92,800	233,582
Daqo New Energy Corp., ADR(b)(c)	25,390	804,355
Fortior Technology Shenzhen Co. Ltd.(b)	5,800	99,160
JinkoSolar Holding Co. Ltd., ADR	18,096	473,030
		1,610,127
Software — 3.0%
AsiaInfo Technologies Ltd.(a)(c)	232,000	240,295
Beijing Fourth Paradigm Technology Co. Ltd., Class H(b)	92,800	550,354
Chaince Digital Holdings Inc.(b)(c)	20,200	194,728
Inspur Digital Enterprise Technology Ltd.	348,000	322,580
Linklogis Inc., Class B(a)	551,000	169,658
Marketingforce Management Ltd.(b)	46,400	223,278
Ming Yuan Cloud Group Holdings Ltd.	580,000	235,583
Tuya Inc.	158,224	356,004
Weimob Inc.(a)(b)(c)	1,914,000	491,772
Youzan Technology Ltd.(b)	13,688,000	282,419
		3,066,671
Specialty Retail — 1.7%
Boshiwa International Holding Ltd., NVS(d)	67,000	—
Topsports International Holdings Ltd.(a)(c)	1,261,000	558,519
XXF Group Holdings Ltd.(b)(c)	535,500	548,180
Zhongsheng Group Holdings Ltd.	406,000	612,967
		1,719,666
Technology Hardware, Storage & Peripherals — 0.4%
Legend Holdings Corp., Class H(a)(b)	348,000	426,674
Textiles, Apparel & Luxury Goods — 1.3%
361 Degrees International Ltd.	522,000	403,156
Fuguiniao Co. Ltd., NVS(d)	43,200	—
JNBY Design Ltd.	116,000	294,568

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Xtep International Holdings Ltd.	899,000	$650,220
		1,347,944
Tobacco — 0.4%
RLX Technology Inc., ADR	159,616	400,636
Transportation Infrastructure — 3.0%
Anhui Expressway Co. Ltd., Class H(c)	232,000	412,447
Beijing Capital International Airport Co. Ltd., Class H(b)	1,160,000	417,918
Cosco Shipping International Hong Kong Co. Ltd.	232,000	177,727
COSCO Shipping Ports Ltd.	696,000	501,207
Hainan Meilan International Airport Co. Ltd., Class H(b)	116,000	154,317
Shenzhen International Holdings Ltd.	870,000	965,100
Sichuan Expressway Co. Ltd., Class H	348,000	241,367
Yuexiu Transport Infrastructure Ltd.	471,601	266,253
		3,136,336
Water Utilities — 1.1%
Beijing Enterprises Water Group Ltd.	2,320,000	754,640
China Water Affairs Group Ltd.(c)	464,000	350,786
		1,105,426
Total Long-Term Investments — 99.6% (Cost: $101,979,329)		102,877,568
Short-Term Securities
Money Market Funds — 21.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	22,303,344	22,314,496
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	60,000	$60,000
Total Short-Term Securities — 21.7% (Cost: $22,374,615)		22,374,496
Total Investments — 121.3% (Cost: $124,353,944)		125,252,064
Liabilities in Excess of Other Assets — (21.3)%		(22,014,393)
Net Assets — 100.0%		$103,237,671

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,284,700	$1,029,908 (a)	$—	$811	$(923)	$22,314,496	22,303,344	$278,923 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	—	(100,000)(a)	—	—	60,000	60,000	525	—
				$811	$(923)	$22,374,496		$279,448	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	16	12/19/25	$545	$(10,919)

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI China Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,843,635	$88,762,170	$271,763	$102,877,568
Short-Term Securities
Money Market Funds	22,374,496	—	—	22,374,496
	$36,218,131	$88,762,170	$271,763	$125,252,064
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(10,919)	$—	$(10,919)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust